SUMMARY OF CHANGES IN GOODWILL (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Balance at beginning of period	$ 4,506,653
Carrying amount at the end of the period	3,116,893	$ 4,506,653
Impairment loss recognized	1,845,000
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of period	4,506,653
Acquired through business combination - AffinityDNA (Note 17)	455,240	4,506,653
Carrying amount at the end of the period	4,961,893	4,506,653
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of period
Carrying amount at the end of the period	(1,845,000)
Impairment loss recognized	$ (1,845,000)